UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Wealth Builder Fund	August 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 58.16%
Consumer Discretionary – 3.25%
Aramark	1,045	$42,929
Bayerische Motoren Werke	7,777	752,955
BorgWarner	905	39,612
Casey’s General Stores	255	29,113
Cie Generale des Etablissements Michelin	4,269	505,187
Cinemark Holdings	570	21,272
Comcast Class A	1,505	55,670
Ford Motor	565,810	5,363,879
Home Depot	455	91,350
Kering	1,467	796,920
Lowe’s	2,200	239,250
NIKE Class B	825	67,815
Nitori Holdings	1,028	156,083
Publicis Groupe	4,248	272,677
Puma	34	18,628
Starbucks	925	49,441
Target	73,400	6,422,500
Techtronic Industries	122,500	749,164
Toyota Motor	13,186	822,419
Tractor Supply	370	32,664
Valeo	8,832	400,946
Walt Disney	750	84,015
Whirlpool	25,400	3,174,492
Yue Yuen Industrial Holdings	299,500	829,957
		21,018,938
Consumer Staples – 4.44%
Archer-Daniels-Midland	87,700	4,420,080
British American Tobacco ADR	101,984	4,933,986
Carlsberg Class B	4,646	567,168
Coca-Cola Amatil	16,145	108,986
General Mills	475	21,855
Imperial Brands	29,491	1,049,130
Japan Tobacco	6,200	163,049
Kimberly-Clark	33,000	3,812,820
Kraft Heinz	62,700	3,653,529
Matsumotokiyoshi Holdings	12,600	476,285
Mondelez International	94,600	4,041,312
PepsiCo	355	39,764
Pinnacle Foods	480	31,882
Procter & Gamble	65,000	5,391,750
		28,711,596

NQ-129 [8/18] 10/18 (621322)     1

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Diversified REITs – 0.99%
American Tower	595	$88,726
Cousins Properties	4,025	37,634
EPR Properties	925	64,917
Equinix	2,200	959,486
Lexington Realty Trust	3,175	29,655
PS Business Parks	650	84,779
Spirit MTA REIT †	442	4,738
Tritax EuroBox 144A #†	1,696,417	2,303,866
Vornado Realty Trust	36,425	2,804,725
		6,378,526
Energy – 6.13%
Chevron	44,235	5,240,078
ConocoPhillips	3,700	271,691
EOG Resources	595	70,347
Halliburton	5,635	224,780
Marathon Oil	12,632	271,714
Occidental Petroleum	111,375	8,895,521
Pioneer Natural Resources	295	51,537
Royal Dutch Shell ADR	107,900	7,270,302
Suncor Energy	17,000	699,801
Targa Resources	55,900	3,078,413
TOTAL	13,466	842,024
TOTAL ADR	125,300	7,861,322
Williams	162,500	4,808,375
		39,585,905
Financials – 6.76%
Aflac	1,740	80,458
Allstate	1,800	181,026
American International Group	142,900	7,597,993
Arthur J Gallagher & Co.	55,900	4,032,626
AXA	34,347	866,936
Banco Espirito Santo =†	105,000	0
Banco Santander	82,802	412,130
Bank of New York Mellon	100,300	5,230,645
Bank Rakyat Indonesia Persero	2,664,290	575,183
BB&T	182,100	9,407,286
BlackRock	135	64,673
Capital One Financial	540	53,509
Comerica	585	57,026
East West Bancorp	600	38,034
ING Groep	53,772	729,641

2     NQ-129 [8/18] 10/18 (621322)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Intercontinental Exchange	2,417	$184,248
Invesco	1,605	38,681
JPMorgan Chase & Co.	21,280	2,438,262
KeyCorp	2,975	62,683
Marsh & McLennan	2,200	186,186
MGIC Investment †	5,885	74,857
Mitsubishi UFJ Financial Group	150,214	906,881
Nordea Bank	104,346	1,127,306
Prudential Financial	380	37,335
Raymond James Financial	480	44,659
Reinsurance Group of America	170	24,285
Standard Chartered	64,985	528,331
State Street	465	40,413
Travelers	265	34,874
UniCredit	29,903	431,583
United Overseas Bank	19,000	374,587
US Bancorp	865	46,805
Wells Fargo & Co.	132,900	7,771,992
		43,681,134
Healthcare – 12.87%
Abbott Laboratories	4,430	296,101
AbbVie	66,620	6,394,188
Amgen	20,600	4,116,086
AstraZeneca ADR	195,000	7,476,300
Brookdale Senior Living †	2,167,125	21,497,880
Cardinal Health	119,800	6,252,362
Cigna	285	53,677
CVS Health	96,900	7,290,756
Eli Lilly & Co.	480	50,712
Johnson & Johnson	47,185	6,355,348
Koninklijke Philips	19,520	872,100
Merck & Co.	148,285	10,170,868
Novartis	11,831	981,146
Pfizer	245,876	10,208,772
Quest Diagnostics	1,900	208,962
Sanofi	6,708	573,773
Shire	4,172	243,314
Thermo Fisher Scientific	270	64,557
West Pharmaceutical Services	255	29,848
		83,136,750
Healthcare REITs – 0.92%
Assura	3,698,798	2,627,828

NQ-129 [8/18] 10/18 (621322)     3

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Healthcare REITs (continued)
HCP	40,100	$1,083,903
Healthcare Realty Trust	20,225	626,166
Healthcare Trust of America Class A	2,137	61,054
LTC Properties	1,350	62,707
Sabra Health Care REIT	58,325	1,375,303
Ventas	800	47,896
Welltower	800	53,368
		5,938,225
Hotel REITs – 0.69%
Host Hotels & Resorts	5,260	113,248
LaSalle Hotel Properties	2,745	96,377
MGM Growth Properties Class A	119,200	3,663,016
Pebblebrook Hotel Trust	2,345	90,540
RLJ Lodging Trust	1,675	36,699
Sunstone Hotel Investors	26,300	441,314
		4,441,194
Industrial REITs – 0.17%
EastGroup Properties	360	35,017
First Industrial Realty Trust	4,250	137,955
Gramercy Property Trust	1,683	46,030
Liberty Property Trust	16,200	708,750
Prologis	2,976	199,953
		1,127,705
Industrials – 3.84%
Deutsche Post	26,359	961,027
East Japan Railway	5,049	456,914
Eaton	445	36,997
Honeywell International	255	40,560
Ingersoll-Rand	255	25,829
ITOCHU	76,162	1,332,201
Leonardo	23,888	267,575
Lockheed Martin	16,620	5,325,214
Meggitt	92,806	647,553
MINEBEA MITSUMI	53,700	1,008,174
Nielsen Holdings	2,185	56,810
Northrop Grumman	600	179,094
Oshkosh	335	23,537
Parker-Hannifin	350	61,460
Raytheon	1,000	199,440
Rexel	11,764	185,026
Rockwell Automation	85	15,382

4     NQ-129 [8/18] 10/18 (621322)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Rockwell Collins	255	$34,667
Southwest Airlines	405	24,827
Teleperformance	3,759	722,119
Union Pacific	580	87,360
United Technologies	30,070	3,960,219
Vinci	10,530	1,009,106
Waste Management	89,500	8,135,550
WestRock	748	41,200
		24,837,841
Information Technology – 5.84%
Accenture Class A	350	59,175
Analog Devices	300	29,655
Apple	950	216,249
Broadcom	265	58,043
CA	182,738	8,003,924
Canon ADR	114,600	3,677,514
Cisco Systems	173,215	8,274,481
Intel	153,205	7,419,718
International Business Machines	43,700	6,401,176
Microsoft	19,410	2,180,325
Oracle	3,900	189,462
Playtech	86,739	598,249
Samsung Electronics	12,944	563,389
SS&C Technologies Holdings	725	43,021
		37,714,381
Mall REITs – 0.22%
Macerich	750	44,055
Simon Property Group	6,988	1,279,014
Tanger Factory Outlet Centers	1,500	36,090
Taubman Centers	725	46,842
		1,406,001
Manufactured Housing REITs – 0.25%
Equity LifeStyle Properties	1,125	108,990
Sun Communities	14,600	1,506,428
		1,615,418
Materials – 1.37%
Alamos Gold	7,180	31,581
DowDuPont	112,461	7,886,890
Eastman Chemical	625	60,644
Rio Tinto	18,293	867,767
Yamana Gold	9,748	27,040
		8,873,922

NQ-129 [8/18] 10/18 (621322)     5

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Multifamily REITs – 2.38%
American Homes 4 Rent	25,690	$596,008
Apartment Investment & Management Class A	27,800	1,217,640
AvalonBay Communities	350	64,151
Camden Property Trust	14,000	1,330,840
Equity Residential	118,710	8,042,603
Essex Property Trust	225	55,413
Killam Apartment Real Estate Investment Trust	161,400	1,962,772
Mid-America Apartment Communities	698	72,285
NexPoint Residential Trust	16,800	542,640
UDR	37,075	1,481,888
		15,366,240
Office REITs – 1.27%
Boston Properties	575	75,009
Brandywine Realty Trust	3,300	55,308
Columbia Property Trust	105,700	2,545,256
Douglas Emmett	1,750	68,355
Easterly Government Properties	259,600	5,256,900
Empire State Realty Trust	725	12,753
Highwoods Properties	1,325	65,905
JBG SMITH Properties	300	11,238
Kilroy Realty	825	60,341
SL Green Realty	500	52,200
		8,203,265
Real Estate Operating/Development – 0.48%
Etalon Group GDR 144A #	6,500	15,080
Grainger	781,805	3,111,663
		3,126,743
Self-Storage REITs – 0.15%
CubeSmart	24,000	733,200
Extra Space Storage	1,000	92,210
Life Storage	300	29,280
Public Storage	450	95,661
		950,351
Shopping Center REITs – 0.38%
Brixmor Property Group	36,105	657,833
DDR	1,437	20,104
Federal Realty Investment Trust	475	62,040
Kimco Realty	2,250	38,497
Kite Realty Group Trust	2,400	41,952
Ramco-Gershenson Properties Trust	6,310	88,088
Regency Centers	1,907	125,919

6     NQ-129 [8/18] 10/18 (621322)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Shopping Center REITs (continued)
Retail Properties of America Class A	70,700	$900,011
Retail Value †	143	5,108
Urban Edge Properties	325	7,430
Weingarten Realty Investors	17,600	544,368
		2,491,350
Single Tenant REITs – 0.59%
National Retail Properties	21,900	1,009,371
Spirit Realty Capital	209,225	1,751,213
STORE Capital	37,200	1,071,732
		3,832,316
Specialty REITs – 0.58%
GEO Group	48,300	1,225,371
Invitation Homes	85,700	2,002,809
Safety Income & Growth	33,400	551,100
		3,779,280
Telecommunication Services – 3.15%
AT&T	293,105	9,361,774
Century Communications =†	1,625,000	0
Mobile TeleSystems PJSC ADR	19,465	150,854
Nippon Telegraph & Telephone	18,186	810,194
Tele2 Class B	46,729	576,374
Verizon Communications	173,700	9,444,069
		20,343,265
Utilities – 1.44%
Edison International	62,300	4,094,979
National Grid	47,290	496,604
National Grid ADR	88,908	4,712,124
		9,303,707
Total Common Stock (cost $347,418,199)		375,864,053

Closed-End Fund – 0.46%
Aberdeen Total Dynamic Dividend Fund	108,235	962,209
Western Asset Emerging Markets Debt Fund	149,172	2,024,264
Total Closed-End Fund (cost $2,987,275)		2,986,473

Convertible Preferred Stock – 2.12%
A Schulman 6.00% exercise price $52.33 ψ	2,140	2,252,350
AMG Capital Trust II 5.15% exercise price $198.02,
maturity date 10/15/37	43,948	2,583,466
Bank of America 7.25% exercise price $50.00 ψ	1,873	2,451,645

NQ-129 [8/18] 10/18 (621322)     7

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Convertible Preferred Stock (continued)
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	49,900	$2,315,609
QTS Realty Trust 6.50% exercise price $47.03 ψ	13,504	1,491,517
Wells Fargo & Co. 7.50% exercise price $156.71 ψ	1,989	2,577,724
Total Convertible Preferred Stock (cost $12,711,896)		13,672,311

Exchange-Traded Funds – 1.42%
ProShares Short High Yield	50,400	1,142,951
SPDR Gold Shares †	32,100	3,643,671
VanEck Vectors High-Yield Municipal Index ETF	138,600	4,370,058
Total Exchange-Traded Funds (cost $9,479,178)		9,156,680

Limited Partnerships – 0.90%
Brookfield Property Partners	864	17,263
Merion Champion’s Walk =π†	2,658,869	2,525,926
Merion Countryside 144A #=π†	2,342,813	3,254,167
Total Limited Partnerships (cost $4,415,956)		5,797,356

Master Limited Partnership – 0.29%
Blackstone Group	50,500	1,863,955
Total Master Limited Partnership (cost $1,649,418)		1,863,955

	Principal amount°
Convertible Bonds – 10.43%
Brokerage – 0.31%
GAIN Capital Holdings
5.00% exercise price $8.20, maturity date 8/15/22	1,764,000	1,972,152
		1,972,152
Capital Goods – 1.56%
Aerojet Rocketdyne Holdings
2.25% exercise price $26.00, maturity date 12/15/23	1,222,000	1,791,801
Cemex
3.72% exercise price $11.01, maturity date 3/15/20	2,140,000	2,173,955
3.72% exercise price $11.01, maturity date 3/15/20	805,000	816,864
Chart Industries
144A 1.00% exercise price $58.73, maturity date
11/15/24 #	1,391,000	1,937,002
Tesla Energy Operations
1.625% exercise price $759.35, maturity date 11/1/19	3,673,000	3,364,079
		10,083,701
Communications – 1.03%
DISH Network
2.375% exercise price $82.22, maturity date 3/15/24	2,480,000	2,186,127

8     NQ-129 [8/18] 10/18 (621322)

(Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Communications (continued)
DISH Network
3.375% exercise price $65.18, maturity date 8/15/26	1,225,000	$1,155,301
GCI Liberty
144A 1.75% exercise price $370.52, maturity date
9/30/46 #	1,533,000	1,609,855
Liberty Media
2.25% exercise price $35.35, maturity date 9/30/46	3,088,000	1,713,327
		6,664,610
Consumer Cyclical – 0.57%
Booking Holdings
0.35% exercise price $1,315.10, maturity date 6/15/20	700,000	1,042,952
Huron Consulting Group
1.25% exercise price $79.89, maturity date 10/1/19	1,585,000	1,546,960
Live Nation Entertainment
144A 2.50% exercise price $68.02, maturity date
3/15/23 #	1,042,000	1,081,720
		3,671,632
Consumer Non-Cyclical – 2.13%
BioMarin Pharmaceutical
1.50% exercise price $94.15, maturity date 10/15/20	945,000	1,154,319
Insulet
144A 1.375% exercise price $93.18, maturity date
11/15/24 #	721,000	909,181
Medicines
2.75% exercise price $48.97, maturity date 7/15/23	2,488,000	2,612,368
Pacira Pharmaceuticals
2.375% exercise price $66.89, maturity date 4/1/22	1,717,000	1,805,487
Paratek Pharmaceuticals
144A 4.75% exercise price $15.90, maturity date
5/1/24 #	1,231,000	1,197,634
Spectrum Pharmaceuticals
2.75% exercise price $10.53, maturity date 12/15/18	425,000	881,469
Team
5.00% exercise price $21.70, maturity date 8/1/23	1,504,000	1,926,577
Vector Group
1.75% exercise price $22.35, maturity date 4/15/20 ●	2,566,000	2,660,401
2.50% exercise price $14.50, maturity date 1/15/19 ●	586,000	649,807
		13,797,243
Energy – 1.07%
Cheniere Energy
4.25% exercise price $138.38, maturity date 3/15/45	2,892,000	2,303,999

NQ-129 [8/18] 10/18 (621322)     9

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Energy (continued)
Helix Energy Solutions Group
4.125% exercise price $9.47, maturity date 9/15/23	69,000	$86,747
4.25% exercise price $13.89, maturity date 5/1/22	2,574,000	2,763,812
PDC Energy
1.125% exercise price $85.39, maturity date 9/15/21	1,803,000	1,786,412
		6,940,970
Financials – 0.69%
Ares Capital
3.75% exercise price $19.39, maturity date 2/1/22	2,220,000	2,248,194
New Mountain Finance
5.00% exercise price $15.80, maturity date 6/15/19	2,166,000	2,192,150
		4,440,344
Real Estate Investment Trusts – 1.19%
Blackstone Mortgage Trust
4.375% exercise price $35.67, maturity date 5/5/22	1,453,000	1,453,602
4.75% exercise price $36.23, maturity date 3/15/23	671,000	669,249
5.25% exercise price $27.36, maturity date 12/1/18	1,693,000	2,096,374
Spirit Realty Capital
3.75% exercise price $11.46, maturity date 5/15/21	2,499,000	2,531,924
VEREIT
3.75% exercise price $14.99, maturity date 12/15/20	924,000	935,491
		7,686,640
Technology – 1.65%
CSG Systems International
4.25% exercise price $57.12, maturity date 3/15/36	1,447,000	1,509,785
Knowles
3.25% exercise price $18.43, maturity date 11/1/21	1,515,000	1,808,830
PROS Holdings
2.00% exercise price $48.63, maturity date 6/1/47	1,515,000	1,502,233
Synaptics
0.50% exercise price $73.02, maturity date 6/15/22	1,812,000	1,784,699
Verint Systems
1.50% exercise price $64.46, maturity date 6/1/21	2,646,000	2,722,170
Vishay Intertechnology
144A 2.25% exercise price $31.49, maturity date
6/15/25 #	1,330,000	1,335,070
		10,662,787

10     NQ-129 [8/18] 10/18 (621322)

(Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Utilities – 0.23%
NRG Energy
144A 2.75% exercise price $47.74, maturity date
6/1/48 #	1,419,000	$1,458,242
		1,458,242
Total Convertible Bonds (cost $64,340,494)		67,378,321

Corporate Bonds – 13.16%
Banking – 1.64%
Ally Financial 5.75% 11/20/25	448,000	465,920
Bank of America 4.183% 11/25/27	680,000	665,471
Bank of New York Mellon 2.661% 5/16/23 µ	680,000	661,884
Credit Suisse Group 144A 6.25% #µψ	560,000	560,000
Fifth Third Bancorp 2.60% 6/15/22	600,000	581,435
Goldman Sachs Group 6.00% 6/15/20	600,000	628,662
JPMorgan Chase & Co. 6.75% µψ	700,000	771,365
Lloyds Banking Group 7.50% µψ	650,000	676,833
Morgan Stanley 5.00% 11/24/25	600,000	624,660
PNC Financial Services Group 5.00% µψ	700,000	701,750
Popular 7.00% 7/1/19	405,000	415,631
Royal Bank of Scotland Group
3.875% 9/12/23	600,000	585,297
8.625% µψ	720,000	772,488
State Street 2.653% 5/15/23 µ	600,000	585,256
SunTrust Bank 2.45% 8/1/22	600,000	578,763
UBS Group Funding Switzerland 6.875% µψ	720,000	737,324
Wells Fargo & Co. 3.572% (LIBOR03M + 1.23%)
10/31/23 ●	600,000	613,214
		10,625,953
Basic Industry – 1.45%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	700,000	737,261
BMC East 144A 5.50% 10/1/24 #	318,000	310,050
Boise Cascade 144A 5.625% 9/1/24 #	515,000	526,587
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	750,000	689,063
Builders FirstSource 144A 5.625% 9/1/24 #	140,000	136,500
Chemours 5.375% 5/15/27	379,000	373,315
CSN Resources 144A 7.625% 2/13/23 #	500,000	448,130
FMG Resources August 2006 144A 5.125% 5/15/24 #	246,000	238,927
Freeport-McMoRan
4.55% 11/14/24	200,000	193,500
6.875% 2/15/23	744,000	797,940
Hudbay Minerals
144A 7.25% 1/15/23 #	55,000	56,237

NQ-129 [8/18] 10/18 (621322)     11

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Hudbay Minerals
144A 7.625% 1/15/25 #	470,000	$479,987
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	198,000	218,790
Koppers 144A 6.00% 2/15/25 #	434,000	437,255
Kraton Polymers 144A 7.00% 4/15/25 #	308,000	319,165
NOVA Chemicals 144A 5.25% 6/1/27 #	370,000	352,425
Novelis 144A 6.25% 8/15/24 #	467,000	474,005
Olin
5.00% 2/1/30	135,000	129,431
5.125% 9/15/27	437,000	433,723
Standard Industries
144A 4.75% 1/15/28 #	750,000	701,475
144A 5.00% 2/15/27 #	160,000	152,400
Steel Dynamics 5.00% 12/15/26	330,000	329,175
Tronox Finance 144A 5.75% 10/1/25 #	305,000	294,325
US Concrete 6.375% 6/1/24	10,000	10,138
Zekelman Industries 144A 9.875% 6/15/23 #	505,000	549,819
		9,389,623
Capital Goods – 0.58%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	275,000	269,500
BWAY Holding
144A 5.50% 4/15/24 #	551,000	548,934
144A 7.25% 4/15/25 #	295,000	288,363
Crown Americas 144A 4.75% 2/1/26 #	463,000	445,637
John Deere Capital 2.15% 9/8/22	600,000	578,169
L3 Technologies 3.85% 6/15/23	660,000	664,557
Siemens Financieringsmaatschappij 144A 3.125%
3/16/24 #	630,000	616,867
TransDigm 6.375% 6/15/26	332,000	336,357
		3,748,384
Consumer Cyclical – 0.80%
AMC Entertainment Holdings 6.125% 5/15/27	539,000	530,915
American Axle & Manufacturing 6.25% 3/15/26	325,000	321,344
Atento Luxco 1 144A 6.125% 8/10/22 #	5,000	4,900
Boyd Gaming 6.375% 4/1/26	677,000	694,771
Ford Motor Credit 3.096% 5/4/23	480,000	450,489
Goodyear Tire & Rubber 4.875% 3/15/27	440,000	404,800
Hilton Worldwide Finance 4.875% 4/1/27	545,000	537,506
KFC Holding/Pizza Hut Holdings/Taco Bell of America
144A 5.25% 6/1/26 #	470,000	471,175
Lennar 4.75% 5/30/25	460,000	454,250

12     NQ-129 [8/18] 10/18 (621322)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
MGM Resorts International
4.625% 9/1/26	10,000	$9,475
5.75% 6/15/25	285,000	288,420
Penn National Gaming 144A 5.625% 1/15/27 #	337,000	325,464
Penske Automotive Group 5.50% 5/15/26	244,000	239,730
PulteGroup 5.00% 1/15/27	15,000	14,344
Scientific Games International 10.00% 12/1/22	402,000	426,663
		5,174,246
Consumer Non-Cyclical – 1.05%
Abbott Laboratories 3.40% 11/30/23	660,000	657,894
Becton Dickinson 3.363% 6/6/24	680,000	658,913
Cott Holdings 144A 5.50% 4/1/25 #	272,000	267,063
CVS Health 4.10% 3/25/25	680,000	681,744
ESAL 144A 6.25% 2/5/23 #	650,000	631,313
JBS USA
144A 5.75% 6/15/25 #	548,000	519,915
144A 6.75% 2/15/28 #	350,000	336,437
Live Nation Entertainment 144A 4.875% 11/1/24 #	15,000	14,794
Pernod Ricard 144A 4.45% 1/15/22 #	500,000	514,063
Post Holdings
144A 5.00% 8/15/26 #	311,000	299,337
144A 5.625% 1/15/28 #	160,000	155,200
144A 5.75% 3/1/27 #	5,000	4,950
Shire Acquisitions Investments Ireland 2.875% 9/23/23	600,000	573,308
Thermo Fisher Scientific 3.00% 4/15/23	600,000	584,762
United Rentals North America 5.50% 5/15/27	913,000	913,000
		6,812,693
Energy – 2.46%
Alta Mesa Holdings 7.875% 12/15/24	603,000	594,709
AmeriGas Partners 5.875% 8/20/26	614,000	612,465
Antero Resources 5.625% 6/1/23	331,000	342,271
Banco do Brasil 144A 4.875% 4/19/23 #	500,000	475,135
Cheniere Corpus Christi Holdings
5.125% 6/30/27	23,000	23,489
7.00% 6/30/24	235,000	260,850
Chesapeake Energy
144A 8.00% 12/15/22 #	124,000	130,510
8.00% 1/15/25	175,000	179,156
Crestwood Midstream Partners 5.75% 4/1/25	484,000	496,100
Ecopetrol 7.375% 9/18/43	500,000	564,375
Energy Transfer Partners 5.875% 3/1/22	600,000	637,249
Genesis Energy 6.75% 8/1/22	662,000	678,550

NQ-129 [8/18] 10/18 (621322)     13

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Gulfport Energy
6.00% 10/15/24	15,000	$14,887
6.625% 5/1/23	600,000	615,000
Hilcorp Energy I 144A 5.00% 12/1/24 #	240,000	233,100
Israel Electric 144A 4.25% 8/14/28 #	500,000	482,503
Laredo Petroleum 6.25% 3/15/23	594,000	598,455
MPLX 4.875% 12/1/24	600,000	623,756
Murphy Oil 6.875% 8/15/24	825,000	873,420
Murphy Oil USA 5.625% 5/1/27	479,000	479,599
Newfield Exploration 5.375% 1/1/26	423,000	443,093
NiSource 144A 5.65% #µψ	205,000	207,819
NuStar Logistics 5.625% 4/28/27	493,000	493,000
ONEOK 7.50% 9/1/23	545,000	626,502
Petrobras Global Finance 7.25% 3/17/44	400,000	367,900
Petroleos Mexicanos 6.75% 9/21/47	810,000	751,826
QEP Resources 5.625% 3/1/26	465,000	446,400
Sabine Pass Liquefaction 5.75% 5/15/24	600,000	645,576
Southwestern Energy
4.10% 3/15/22	281,000	275,380
6.20% 1/23/25	577,000	579,885
Syngenta Finance 144A 5.182% 4/24/28 #	500,000	482,389
Targa Resources Partners
5.125% 2/1/25	10,000	10,075
5.375% 2/1/27	452,000	450,870
Tecpetrol 144A 4.875% 12/12/22 #	500,000	450,000
Transocean 144A 9.00% 7/15/23 #	498,000	538,463
Transocean Proteus 144A 6.25% 12/1/24 #	215,900	221,993
		15,906,750
Financials – 0.43%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	440,000	455,400
Air Lease 3.625% 4/1/27	600,000	563,332
E*TRADE Financial 5.875% µψ	530,000	549,875
International Lease Finance 8.625% 1/15/22	600,000	687,763
Jefferies Group 5.125% 1/20/23	500,000	521,122
		2,777,492
Healthcare – 0.72%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	446,000	403,630
DaVita 5.00% 5/1/25	334,000	318,135
Encompass Health
5.75% 11/1/24	410,000	416,663
5.75% 9/15/25	244,000	247,050

14     NQ-129 [8/18] 10/18 (621322)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
HCA
5.375% 2/1/25	569,000	$576,926
5.875% 2/15/26	309,000	320,201
7.58% 9/15/25	219,000	243,090
Hill-Rom Holdings
144A 5.00% 2/15/25 #	242,000	236,555
144A 5.75% 9/1/23 #	272,000	281,520
Hologic 144A 4.625% 2/1/28 #	300,000	282,750
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	403,000	418,113
Service Corp International 4.625% 12/15/27	280,000	269,500
Tenet Healthcare
5.125% 5/1/25	345,000	343,706
8.125% 4/1/22	241,000	255,460
Universal Health Services 144A 5.00% 6/1/26 #	5,000	5,025
		4,618,324
Insurance – 0.24%
HUB International 144A 7.00% 5/1/26 #	85,000	84,664
Nuveen Finance 144A 4.125% 11/1/24 #	600,000	598,388
USIS Merger Sub 144A 6.875% 5/1/25 #	843,000	840,893
XLIT 4.797% (LIBOR03M + 2.4575%) ψ●	10,000	9,851
		1,533,796
Media – 0.90%
Altice France 144A 7.375% 5/1/26 #	710,000	700,237
AMC Networks 4.75% 8/1/25	215,000	208,013
CCO Holdings
144A 5.50% 5/1/26 #	41,000	40,590
144A 5.75% 2/15/26 #	218,000	218,545
144A 5.875% 5/1/27 #	884,000	880,685
Cequel Communications Holdings I 144A 7.75%
7/15/25 #	465,000	496,969
CSC Holdings
5.25% 6/1/24	5,000	4,863
6.75% 11/15/21	370,000	393,125
Gray Television 144A 5.875% 7/15/26 #	613,000	614,533
Lamar Media 5.75% 2/1/26	453,000	472,253
Nexstar Broadcasting 144A 5.625% 8/1/24 #	15,000	14,778
Radiate Holdco 144A 6.625% 2/15/25 #	10,000	9,375
Sinclair Television Group 144A 5.125% 2/15/27 #	362,000	336,660
Sirius XM Radio
144A 5.00% 8/1/27 #	685,000	665,299
144A 5.375% 4/15/25 #	286,000	291,005
144A 5.375% 7/15/26 #	20,000	20,000

NQ-129 [8/18] 10/18 (621322)     15

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Tribune Media 5.875% 7/15/22	433,000	$441,660
		5,808,590
Real Estate Investment Trusts – 0.47%
American Tower 4.00% 6/1/25	600,000	595,836
Crown Castle International 5.25% 1/15/23	680,000	715,817
CyrusOne 5.375% 3/15/27	378,000	380,835
ESH Hospitality 144A 5.25% 5/1/25 #	494,000	479,797
GEO Group 6.00% 4/15/26	336,000	325,920
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	508,000	483,870
MGM Growth Properties Operating Partnership 4.50%
9/1/26	15,000	14,363
SBA Communications 4.875% 9/1/24	15,000	14,838
		3,011,276
Services – 0.53%
Advanced Disposal Services 144A 5.625% 11/15/24 #	544,000	545,360
Aramark Services 144A 5.00% 2/1/28 #	120,000	117,900
Ashtead Capital 144A 5.25% 8/1/26 #	890,000	916,700
Avis Budget Car Rental 144A 6.375% 4/1/24 #	244,000	244,000
Covanta Holding 5.875% 7/1/25	548,000	547,710
Herc Rentals 144A 7.75% 6/1/24 #	175,000	189,604
KAR Auction Services 144A 5.125% 6/1/25 #	200,000	196,500
Prime Security Services Borrower 144A 9.25% 5/15/23 #	636,000	682,937
United Rentals North America 5.875% 9/15/26	5,000	5,169
		3,445,880
Technology & Electronics – 0.62%
Apple 2.10% 9/12/22	600,000	578,775
Baidu 4.375% 3/29/28	500,000	498,697
CDK Global
5.00% 10/15/24	161,000	165,427
5.875% 6/15/26	570,000	586,610
CDW Finance 5.00% 9/1/25	156,000	155,805
CommScope Technologies 144A 5.00% 3/15/27 #	615,000	599,625
First Data
144A 5.75% 1/15/24 #	605,000	619,369
144A 7.00% 12/1/23 #	17,000	17,731
Infor US 6.50% 5/15/22	447,000	455,033
Sensata Technologies UK Financing 144A 6.25%
2/15/26 #	285,000	301,031
		3,978,103
Telecommunications – 0.56%
Digicel Group 144A 7.125% 4/1/22 #	850,000	505,750
Level 3 Financing 5.375% 5/1/25	519,000	513,810

16     NQ-129 [8/18] 10/18 (621322)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Myriad International Holdings 144A 4.85% 7/6/27 #	635,000	$628,147
Sprint
7.125% 6/15/24	682,000	709,280
7.875% 9/15/23	22,000	23,733
Telecom Italia 144A 5.303% 5/30/24 #	200,000	200,250
T-Mobile USA 6.50% 1/15/26	370,000	392,085
Zayo Group
144A 5.75% 1/15/27 #	15,000	15,075
6.375% 5/15/25	627,000	657,566
		3,645,696
Transportation – 0.06%
XPO Logistics 144A 6.125% 9/1/23 #	368,000	380,420
		380,420
Utilities – 0.65%
AES
5.50% 4/15/25	5,000	5,163
6.00% 5/15/26	103,000	109,437
Calpine
144A 5.25% 6/1/26 #	895,000	848,308
5.75% 1/15/25	230,000	209,875
DTE Energy 2.85% 10/1/26	525,000	487,145
Emera 6.75% 6/15/76 µ	500,000	532,560
Enel 144A 8.75% 9/24/73 #µ	200,000	218,750
Enel Finance International 144A 3.625% 5/25/27 #	480,000	442,440
Exelon 3.497% 6/1/22	600,000	593,182
National Rural Utilities Cooperative Finance 5.25%
4/20/46 µ	700,000	719,755
		4,166,615
Total Corporate Bonds (cost $87,014,470)		85,023,841

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust Auction 144A
0.00% 1/15/87 #◆=	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 4.73%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	500,000	538,905
Arizona Industrial Development Authority
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,000,000	1,052,330

NQ-129 [8/18] 10/18 (621322)     17

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	1,250,000	$1,257,925
Series A-2 6.00% 6/1/42	1,000,000	1,003,450
Series A-2 6.50% 6/1/47	750,000	765,547
California Municipal Finance Authority
(Senior Lien LINXS APM Project) Series A 5.00%
12/31/47 (AMT)	300,000	334,467
California State
(Various Purposes) 5.00% 11/1/43	1,000,000	1,123,800
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,154,370
City of Apple Valley, Minnesota
(Minnesota Senior Living Project) Series 2016 D 7.25%
1/1/52	1,000,000	1,011,660
City of Chicago, Illinois
(General Obligation Bonds Project) Series 2005D 5.50%
1/1/40	1,000,000	1,069,170
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,337,500
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	500,000	509,620
Cuyahoga County, Ohio
(Metrohealth System)
5.00% 2/15/57	1,000,000	1,052,000
Series 2017 5.50% 2/15/57	1,000,000	1,094,570
Dallas/Fort Worth International Airport, Texas
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,066,590
Dominion Water & Sanitation District, Colorado
6.00% 12/1/46	1,000,000	1,061,350
Golden State Tobacco Securitization Settlement Revenue
Series A-1 5.25% 6/1/47	500,000	521,650
Illinois State
Series A 5.00% 12/1/34	400,000	420,824
Series A 5.00% 4/1/38	100,000	103,168
Lower Alabama Gas District, Alabama
Series 2016 A 5.00% 9/1/46	1,000,000	1,201,780
M-S-R Energy Authority, California
Series 2009 C 6.50% 11/1/39	1,000,000	1,404,590
New Jersey Economic Development Authority
(School Facilities Construction Bonds) 5.00% 6/15/40	250,000	264,487

18     NQ-129 [8/18] 10/18 (621322)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
New Jersey Transportation Trust Fund Authority
(Transportation Program Bonds) Series AA 5.00%
6/15/44	1,000,000	$1,054,240
New York City Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners, LP Project)
5.75% 10/1/36 (AMT)	750,000	756,937
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	1,000,000	1,238,090
(World Trade Center Project) Class 1-3 144A 5.00%
11/15/44 #	1,000,000	1,052,650
New York State Thruway Authority
Series J 5.00% 1/1/41	1,000,000	1,099,730
New York Transportation Development
(Delta Air Lines, Inc. LaGuardia Airport Terminals C&D
Redevelopment Project) Series 2018 5.00% 1/1/34
(AMT)	500,000	556,250
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	65,000	74,092
Series A 7.50% 6/1/49	325,000	372,778
Public Authority for Colorado Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	1,000,000	1,376,490
Public Finance Authority, Wisconsin
(Marys Woods at Marylhurst Project) Series 2017 A 144A
5.25% 5/15/47 #	1,000,000	1,086,210
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,000,000	1,188,450
Tobacco Settlement Financing
Series 2018 B 5.00% 6/1/46	500,000	539,975
Utility Debt Securitization Authority, New York
(Restructuring) Series TE 5.00% 12/15/41	750,000	837,818
Total Municipal Bonds (cost $29,241,991)		30,583,463

Non-Agency Commercial Mortgage-Backed Security – 0.08%
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	500,000	506,238
Total Non-Agency Commercial Mortgage-Backed Security (cost $528,066)		506,238

Regional Bond – 0.05%Δ
Argentina – 0.05%
Provincia de Cordoba 144A 7.125% 8/1/27 #	500,000	358,975
Total Regional Bond (cost $492,500)		358,975

NQ-129 [8/18] 10/18 (621322)     19

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreement – 0.00%
Republic of Angola 8.754% (LIBOR06M + 6.25%)
12/16/23 =●	21,313	$19,661
Total Loan Agreement (cost $21,312)		19,661

Sovereign Bonds – 0.69%Δ
Argentina – 0.11%
Argentine Republic Government International Bond
6.875% 1/11/48	1,000,000	702,500
		702,500
Indonesia – 0.58%
Indonesia Government International Bonds
144A 5.125% 1/15/45 #	1,500,000	1,547,934
144A 6.75% 1/15/44 #	1,800,000	2,242,730
		3,790,664
Total Sovereign Bonds (cost $4,649,850)		4,493,164

US Treasury Obligations – 0.38%
US Treasury Notes
2.00% 10/31/22	340,000	330,139
2.25% 11/15/27	2,250,000	2,139,082
Total US Treasury Obligations (cost $2,527,256)		2,469,221

	Number of shares
Preferred Stock – 0.89%
Bank of America 1.65% µψ	595,000	642,600
DDR 6.50% ψ	22,900	574,790
Federal Home Loan Mortgage 6.02% ψ	40,000	203,000
General Electric 4.73% µψ	700,000	689,937
GMAC Capital Trust I 8.099%(LIBOR03M + 5.785%)
2/15/40 ●	5,000	134,000
LaSalle Hotel Properties 6.375% ψ	46,295	1,162,930
Taubman Centers 6.50% ψ	68,477	1,732,468
Washington Prime Group 6.875% ψ	28,700	608,440
Total Preferred Stock (cost $6,589,782)		5,748,165

Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $44,
expiration date 4/29/19 †	43,188	764
Total Warrant (cost $358)		764

20     NQ-129 [8/18] 10/18 (621322)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 5.64%
Repurchase Agreements – 5.64%
Bank of America Merrill Lynch
1.88%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $5,915,801 (collateralized by US
government obligations 1.875%–2.00%
7/31/22–6/30/24; market value $6,032,860)	5,914,565	$5,914,565
Bank of Montreal
1.85%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $13,310,507 (collateralized by US
government obligations 0.00%–4.25%
10/31/18–2/15/48; market value $13,573,931)	13,307,772	13,307,772
BNP Paribas
1.93%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $17,201,351 (collateralized by US
government obligations 0.00%–4.75%
11/23/18–8/15/47; market value $17,541,616)	17,197,663	17,197,663
Total Short-Term Investments (cost $36,420,000)		36,420,000

Total Value of Securities – 99.40%
(cost $611,593,001)		642,342,641
Receivables and Other Assets Net of Liabilities – 0.60%★		3,851,582
Net Assets Applicable to 44,182,139 Shares Outstanding – 100.00%		$646,194,223

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2018, the aggregate value of Rule 144A securities was $56,128,954, which represents 8.69% of the Fund’s net assets.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Includes $2,120,838 cash collateral held at broker for open derivative contracts at Aug. 31, 2018.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Aug. 31, 2018. Rate will reset at a future date.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Aug. 31, 2018, the aggregate value of restricted securities was $5,780,093, which represented 0.88% of the Fund’s net assets. See table below for additional details on restricted securities.
ψ	No contractual maturity date.

NQ-129 [8/18] 10/18 (621322)     21

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Aug. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion Champion’s Walk	8/4/17	$2,420,922	$2,401,352
Merion Champion’s Walk	2/13/18	62,795	62,287
Merion Champion’s Walk	7/11/18	65,565	62,287
Merion Countryside	5/11/16	1,610,644	2,889,700
Merion Countryside	4/7/17	147,115	234,300
Merion Countryside	5/3/18	91,130	130,167
Total		$4,398,171	$5,780,093

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Aug. 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CAD	(5,397)	USD	4,125	9/5/18	$—	$(11)
BNYM	CHF	(9,326)	USD	9,610	9/4/18	—	(14)
BNYM	DKK	(29,754)	USD	4,622	9/4/18	—	(12)
BNYM	EUR	(87,954)	USD	101,898	9/4/18	—	(226)
BNYM	GBP	(14,066)	USD	18,207	9/4/18	—	(31)
BNYM	JPY	(393,785)	USD	3,546	9/4/18	1	—
BNYM	SEK	(163,763)	USD	17,860	9/4/18	—	(51)

Total Foreign Currency Exchange Contracts						$1	$(345)

22     NQ-129 [8/18] 10/18 (621322)

(Unaudited)

Futures Contracts

Variation
Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation	Brokers)
E-mini S&P 500
(150)	Index	$(21,765,750)	$(20,911,825)	9/22/18	$(853,925)	$(750)

Swap Contracts

CDS Contracts1

						Variation
				Upfront		Margin
Reference Obligation/		Annual		Payments		Due from
Termination Date/	Notional	Protection		Paid	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	(Received)	Depreciation[3]	Brokers
Centrally Cleared/
Protection Purchased:
CDX.NA.HY.29[4]
12/20/22-
Quarterly	3,000,000	5.00%	$(214,394)	$(179,524)	$(34,870)	$—
CDX.NA.HY.30[4]
6/20/23-
Quarterly	8,500,000	5.00%	(582,599)	(439,032)	(143,567)	—

Total CDS Contracts			$(796,993)	$(618,556)	$(178,437)	$—

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contract and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(95,190).

4Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

NQ-129 [8/18] 10/18 (621322)     23

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
BNYM – BNY Mellon
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CHF – Swiss Franc
DKK – Danish Krone
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depository Receipt
ICE – Intercontinental Exchange
JPY – Japanese Yen
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REIT – Real Estate Investment Trust
SEK – Swedish Krona
SPDR – S&P Depository Receipts
S&P – Standard & Poor’s
USD – US Dollar

See accompanying notes.

24     NQ-129 [8/18] 10/18 (621322)

Notes
Delaware Wealth Builder Fund	August 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Wealth Builder Fund. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

NQ-129 [8/18] 10/18 (621322)     25

(Unaudited)

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

26     NQ-129 [8/18] 10/18 (621322)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Consumer Discretionary	$21,018,938	$—	$—	$21,018,938
Consumer Staples	28,711,596	—	—	28,711,596
Diversified REITs	6,378,526	—	—	6,378,526
Energy	39,585,905	—	—	39,585,905
Financials	43,681,134	—	—	43,681,134
Healthcare	83,136,750	—	—	83,136,750
Healthcare REITs	5,938,225	—	—	5,938,225
Hotel REITs	4,441,194	—	—	4,441,194
Industrial REITs	1,127,705	—	—	1,127,705
Industrials	24,837,841	—	—	24,837,841
Information Technology	37,714,381	—	—	37,714,381
Mall REITs	1,406,001	—	—	1,406,001
Manufactured Housing REITs	1,615,418	—	—	1,615,418
Materials	8,873,922	—	—	8,873,922
Multifamily REITs	15,366,240	—	—	15,366,240
Office REITs	8,203,265	—	—	8,203,265
Real Estate Operating/Development	3,111,663	15,080	—	3,126,743
Self-Storage REITs	950,351	—	—	950,351
Shopping Center REITs	2,491,350	—	—	2,491,350
Single Tenant REITs	3,832,316	—	—	3,832,316
Specialty REITs	3,779,280	—	—	3,779,280
Telecommunication Services	20,343,265	—	—	20,343,265
Utilities	9,303,707	—	—	9,303,707
Exchange-Traded Funds	9,156,680	—	—	9,156,680
Limited Partnerships[1]	17,263	—	5,780,093	5,797,356
Master Limited Partnerships	1,863,955	—	—	1,863,955
Convertible Preferred Stock[1]	6,520,886	7,151,425	—	13,672,311
Corporate Debt	—	152,402,162	—	152,402,162
Leveraged Non-Recourse Security	—	—	—	—
Municipal Bonds	—	30,583,463	—	30,583,463
Non-Agency Commercial Mortgage-Backed
Security	—	506,238	—	506,238
Loan Agreements	—	—	19,661	19,661
Foreign Debt	—	4,852,139	—	4,852,139
US Treasury Obligations	—	2,469,221	—	2,469,221

NQ-129 [8/18] 10/18 (621322)     27

(Unaudited)

	Level 1	Level 2	Level 3	Total
Preferred Stock[1]	$3,807,188	$1,940,977	$—	$5,748,165
Warrant	—	764	—	764
Closed End Fund	2,986,473	—	—	2,986,473
Short-Term Investments	—	36,420,000	—	36,420,000
Total Value of Securities	$400,201,418	$236,341,469	$5,799,754	$642,342,641
Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$1	$—	$1
Liabilities:
Foreign Currency Exchange Contracts	$—	$(345)	$—	$(345)
Futures Contracts	(853,925)	—	—	(853,925)
Swap Contracts	—	(178,437)	—	(178,437)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Limited Partnerships	0.30%	—	99.70%	100.00%
Convertible Preferred Stock	47.69%	52.31%	—	100.00%
Preferred Stock	66.23%	33.77%	—	100.00%

2Foreign currency exchange contracts, swap contracts, and futures contracts are valued at the unrealized appreciation (depreciation) on the instruments at the period end.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing as of Aug. 31, 2018, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Aug. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

28     NQ-129 [8/18] 10/18 (621322)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 investments since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-129 [8/18] 10/18 (621322)     29

Schedule of investments
Delaware Small Cap Core Fund	August 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.34%
Basic Materials – 8.24%
Balchem	222,600	$24,684,114
Boise Cascade	1,064,865	46,534,601
Coeur Mining †	1,698,714	9,648,696
Continental Building Products †	1,561,699	58,251,373
Kaiser Aluminum	385,300	42,225,027
Minerals Technologies	615,500	41,330,825
Neenah	569,863	51,999,999
Quaker Chemical	232,000	41,792,480
Venator Materials †	773,500	9,343,880
Worthington Industries	879,300	40,957,794
		366,768,789
Business Services – 4.92%
ABM Industries	1,168,979	37,080,014
ASGN †	444,000	41,109,960
Casella Waste Systems †	955,358	27,113,060
Convergys	499,300	12,347,689
Kforce	677,070	28,470,793
Navigant Consulting †	1,010,900	24,150,401
US Ecology	380,627	27,690,614
WageWorks †	390,851	20,910,529
		218,873,060
Capital Goods – 10.22%
Applied Industrial Technologies	591,940	45,608,977
Barnes Group	687,832	46,813,846
Belden	499,200	36,301,824
Columbus McKinnon	911,882	38,782,341
ESCO Technologies	452,910	30,639,361
Federal Signal	1,459,700	37,995,991
Granite Construction	607,041	27,729,633
Kadant	409,138	41,343,395
KLX †	395,100	29,174,184
MasTec †	408,000	17,870,400
MYR Group †	930,800	32,363,916
Tetra Tech	776,700	54,213,660
Woodward	197,900	15,942,824
		454,780,352
Communications Services – 1.69%
ATN International	556,044	40,719,102
InterXion Holding †	522,791	34,467,611
		75,186,713
Consumer Discretionary – 3.87%
American Eagle Outfitters	1,112,500	28,880,500

NQ-480 [8/18] 10/18 (621284)    1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Five Below †	380,000	$44,258,600
Malibu Boats Class A †	877,768	42,317,195
Steven Madden	975,050	56,699,157
		172,155,452
Consumer Services – 2.41%
Cheesecake Factory	667,100	35,469,707
Chuy’s Holdings †	661,400	19,147,530
Hawaiian Holdings	395,282	16,404,203
Jack in the Box	401,541	36,395,676
		107,417,116
Consumer Staples – 1.53%
J&J Snack Foods	246,514	35,867,787
Prestige Consumer Healthcare †	833,000	32,070,500
		67,938,287
Credit Cyclicals – 0.71%
Tenneco	733,700	31,395,023
		31,395,023
Energy – 3.25%
Carrizo Oil & Gas †	1,754,600	42,496,412
Keane Group †	1,672,100	20,533,388
Pioneer Energy Services †	3,769,000	12,060,800
SRC Energy †	4,338,800	40,394,228
Superior Energy Services †	1,563,287	14,069,583
US Silica Holdings	700,200	14,837,238
		144,391,649
Financials – 18.67%
American Equity Investment Life Holding	862,100	31,975,289
Bryn Mawr Bank	317,659	15,501,759
CenterState Bank	870,200	26,645,524
City Holding	318,235	25,802,494
CoBiz Financial	1,082,454	24,950,565
Essent Group †	1,117,000	48,433,120
Evercore Class A	227,725	24,173,009
FCB Financial Holdings Class A †	538,900	27,915,020
First Bancorp	642,355	26,799,051
First Financial Bancorp	1,004,573	31,543,592
First Interstate BancSystem	837,100	38,883,295
Great Western Bancorp	1,043,300	45,425,282
Hope Bancorp	1,997,980	34,984,630
Independent Bank	344,800	31,411,280
Independent Bank Group	511,800	35,442,150

2     NQ-480 [8/18] 10/18 (621284)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
MGIC Investment †	3,823,400	$48,633,648
Old National Bancorp	1,885,700	38,279,710
Primerica	399,200	48,802,200
Selective Insurance Group	697,400	44,773,080
Sterling Bancorp	1,341,700	30,657,845
Stifel Financial	664,400	37,120,028
Umpqua Holdings	1,085,800	23,236,120
United Bankshares	514,749	20,281,111
Valley National Bancorp	2,338,800	28,182,540
WSFS Financial	830,061	40,506,977
		830,359,319
Healthcare – 15.92%
Adamas Pharmaceuticals †	1,208,700	27,836,361
Catalent †	777,400	32,495,320
Clovis Oncology †	593,900	21,231,925
CONMED	583,640	46,942,165
CryoLife †	1,221,193	42,375,397
Encompass Health	218,500	17,827,415
Exact Sciences †	185,900	13,922,051
Ligand Pharmaceuticals Class B †	219,700	57,053,893
Medicines †	969,400	38,397,934
Merit Medical Systems †	827,087	48,674,070
Natera †	1,303,833	36,037,944
NuVasive †	475,500	33,375,345
Puma Biotechnology †	439,100	19,298,445
Quidel †	650,500	50,010,440
Repligen †	926,600	50,851,808
Retrophin †	1,309,600	41,501,224
Spark Therapeutics †	283,100	17,441,791
Spectrum Pharmaceuticals †	737,400	15,876,222
Ultragenyx Pharmaceutical †	176,600	14,963,318
Vanda Pharmaceuticals †	1,823,900	35,246,867
Wright Medical Group †	1,617,800	46,883,844
		708,243,779
Media – 0.24%
Nexstar Media Group	133,000	10,906,000
		10,906,000
Real Estate Investment Trusts – 6.59%
Armada Hoffler Properties	976,200	15,218,958
Cousins Properties	1,936,300	18,104,405
EastGroup Properties	375,600	36,534,612

NQ-480 [8/18] 10/18 (621284)     3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
First Industrial Realty Trust	1,190,700	$38,650,122
Gramercy Property Trust	926,466	25,338,845
Kite Realty Group Trust	2,261,300	39,527,524
Mack-Cali Realty	1,630,500	35,610,120
Pebblebrook Hotel Trust	819,900	31,656,339
Physicians Realty Trust	872,700	15,263,523
Ramco-Gershenson Properties Trust	2,685,200	37,485,392
		293,389,840
Technology – 14.38%
Anixter International †	403,750	29,110,375
Apptio Class A †	890,515	34,551,982
Arlo Technologies †	390,393	7,702,454
Blackbaud	167,100	17,473,647
Brooks Automation	1,177,800	46,417,098
ExlService Holdings †	654,890	41,965,351
GrubHub †	186,100	26,818,871
II-VI †	813,600	40,476,600
j2 Global	493,500	40,748,295
KeyW Holding †	684,900	5,828,499
LendingTree †	62,900	15,935,715
MACOM Technology Solutions Holdings †	287,304	6,622,357
MaxLinear Class A †	1,721,100	33,182,808
NETGEAR †	432,410	30,636,249
Paycom Software †	159,500	24,741,640
Plantronics	413,320	27,783,370
Proofpoint †	221,700	26,304,705
Q2 Holdings †	661,500	41,211,450
Semtech †	772,700	46,168,825
Silicon Laboratories †	261,000	25,578,000
WNS Holdings ADR †	857,541	44,446,350
Yelp †	551,600	25,991,392
		639,696,033
Transportation – 0.49%
Knight-Swift Transportation Holdings	635,264	21,681,560
		21,681,560
Utilities – 3.21%
NorthWestern	859,900	51,559,604
South Jersey Industries	1,347,800	44,720,004
Spire	622,200	46,385,010
		142,664,618
Total Common Stock (cost $3,621,873,594)		4,285,847,590

4     NQ-480 [8/18] 10/18 (621284)

(Unaudited)

	Number of shares	Value (US $)
Exchange-Traded Fund – 1.20%
iShares Russell 2000 ETF	309,400	$53,532,388
Total Exchange-Traded Fund (cost $53,403,214)		53,532,388

	Principal amount°
Short-Term Investments – 1.09%
Repurchase Agreements – 1.09%
Bank of America Merrill Lynch
1.88%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $7,860,608 (collateralized by US
government obligations 1.875%–2.00%
7/31/22–6/30/24; market value $8,016,150)	7,858,966	7,858,966
Bank of Montreal
1.85%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $17,686,309 (collateralized by US
government obligations 0.00%–4.25%
10/31/18–2/15/48; market value $18,036,333)	17,682,675	17,682,675
BNP Paribas
1.93%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $22,856,260 (collateralized by US
government obligations 0.00%–4.75%
11/23/18–8/15/47; market value $23,308,387)	22,851,359	22,851,359
Total Short-Term Investments (cost $48,393,000)		48,393,000

Total Value of Securities – 98.63%
(cost $3,723,669,808)		4,387,772,978
Receivables and Other Assets Net of Liabilities – 1.37%		60,769,972
Net Assets Applicable to 161,771,052 Shares Outstanding – 100.00%		$4,448,542,950

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange Traded Fund

See accompanying notes.

NQ-480 [8/18] 10/18 (621284)     5

Notes
Delaware Small Cap Core Fund	August 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Small Cap Core Fund (Fund). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services - Investment Companies.” This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ-480 [8/18] 10/18 (621284)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$4,285,847,590	$—	$4,285,847,590
Exchange-Traded Funds	53,532,388	—	53,532,388
Short-Term Investments	—	48,393,000	48,393,000
Total Value of Securities	$4,339,379,978	$48,393,000	$4,387,772,978

During the period ended Aug. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Aug. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-480 [8/18] 10/18 (621284)     7

Schedule of investments
Delaware Small Cap Value Fund	August 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.27%✧
Basic Industry – 8.18%
Berry Global Group †	1,571,810	$75,022,491
HB Fuller	1,144,200	65,207,958
Minerals Technologies	307,912	20,676,291
Olin	2,725,600	83,757,688
Trinseo	986,100	76,077,615
USG †	1,161,899	50,077,847
Venator Materials †	1,349,100	16,297,128
		387,117,018
Business Services – 0.96%
Deluxe	409,300	24,238,746
WESCO International †	343,000	20,974,450
		45,213,196
Capital Spending – 8.62%
Altra Industrial Motion	817,743	31,932,864
Atkore International Group †	1,287,800	35,259,964
EnPro Industries	405,600	30,448,392
H&E Equipment Services	992,800	34,559,368
ITT	1,654,000	97,767,940
KLX †	479,800	35,428,432
MasTec †	2,015,559	88,281,484
Primoris Services	1,281,000	32,101,860
Rexnord †	762,500	22,135,375
		407,915,679
Consumer Cyclical – 3.71%
Barnes Group	688,300	46,845,698
Knoll	1,303,469	30,683,660
Meritage Homes †	1,270,400	54,817,760
Standard Motor Products	314,340	15,959,042
Tenneco	638,400	27,317,136
		175,623,296
Consumer Services – 9.26%
Asbury Automotive Group †	287,000	21,381,500
Cable One	54,700	45,824,378
Caleres	854,600	34,594,208
Cheesecake Factory	598,900	31,843,513
Choice Hotels International	605,700	47,274,885
Cinemark Holdings	990,431	36,962,885
International Speedway Class A	731,300	32,286,895
Meredith	577,818	29,844,300
Sonic	923,600	33,120,296
Steven Madden	581,850	33,834,578
Texas Roadhouse	335,300	23,118,935

NQ-021 [8/18] 10/18 (621296)     1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Consumer Services (continued)
UniFirst	189,200	$35,039,840
Wolverine World Wide	839,300	32,883,774
		438,009,987
Consumer Staples – 2.07%
Core-Mark Holding	686,000	24,538,220
J&J Snack Foods	228,300	33,217,650
Scotts Miracle-Gro Class A	297,700	22,244,144
Spectrum Brands Holdings	205,300	17,830,305
		97,830,319
Energy – 7.67%
Delek US Holdings	931,700	50,777,650
Dril-Quip †	466,900	24,582,285
Helix Energy Solutions Group †	2,981,600	27,907,776
Oasis Petroleum †	3,258,800	43,863,448
Patterson-UTI Energy	2,823,100	48,359,703
Rowan Class A †	2,310,100	32,433,804
SM Energy	2,037,400	61,305,366
Southwest Gas Holdings	636,100	49,183,252
Whiting Petroleum †	478,875	24,379,526
		362,792,810
Financial Services – 28.79%
American Equity Investment Life Holding	1,816,400	67,370,276
Bank of Hawaii	465,900	38,730,267
Bank of NT Butterfield & Son	243,700	12,877,108
Boston Private Financial Holdings	2,228,000	32,194,600
Community Bank System	795,900	52,632,867
East West Bancorp	2,023,623	128,277,462
First Financial Bancorp	1,849,700	58,080,580
First Hawaiian	1,290,900	37,423,191
First Interstate BancSystem	988,700	45,925,115
First Midwest Bancorp	1,842,000	50,065,560
FNB	3,606,300	48,504,735
Great Western Bancorp	1,490,550	64,898,547
Hancock Whitney	1,728,700	89,114,485
Hanover Insurance Group	527,800	64,650,222
Legg Mason	846,300	26,404,560
Main Street Capital (BDC)	661,500	26,698,140
NBT Bancorp	996,400	40,334,272
Prosperity Bancshares	679,500	50,853,780
S&T Bancorp	750,156	35,002,279
Selective Insurance Group	1,382,300	88,743,660
Stifel Financial	1,045,000	58,384,150

2     NQ-021 [8/18] 10/18 (621296)

(Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Financial Services (continued)
Umpqua Holdings	2,633,300	$56,352,620
Valley National Bancorp	4,048,300	48,782,015
Webster Financial	1,409,500	92,153,110
WesBanco	963,500	47,548,725
		1,362,002,326
Healthcare – 3.56%
Avanos Medical †	607,500	43,800,750
Catalent †	815,300	34,079,540
Service Corp. International	784,600	32,921,816
STERIS	504,580	57,734,044
		168,536,150
Real Estate Investment Trusts – 7.47%
Brandywine Realty Trust	2,997,037	50,230,340
Healthcare Realty Trust	1,187,900	36,777,384
Highwoods Properties	963,900	47,944,386
Lexington Realty Trust	3,543,300	33,094,422
Life Storage	373,500	36,453,600
Outfront Media	2,410,300	47,892,661
Ramco-Gershenson Properties Trust	1,988,789	27,763,494
Summit Hotel Properties	2,309,700	31,712,181
Washington Real Estate Investment Trust	1,319,600	41,646,576
		353,515,044
Technology – 12.54%
Cirrus Logic †	514,600	22,616,670
Coherent †	83,100	15,838,860
CommScope Holding †	1,472,548	46,665,046
MaxLinear Class A †	1,042,600	20,101,328
NCR †	1,031,759	29,312,273
NetScout Systems †	866,906	21,672,650
ON Semiconductor †	2,234,300	47,679,962
PTC †	288,900	28,872,666
Super Micro Computer †	1,374,400	28,188,944
Synopsys †	883,300	90,220,262
Tech Data †	588,219	42,792,932
Teradyne	1,392,600	57,361,194
Tower Semiconductor †	1,545,100	33,683,180
TTM Technologies †	1,559,902	29,170,167
Viavi Solutions †	1,912,700	21,422,240
Vishay Intertechnology	2,422,900	57,665,020
		593,263,394
Transportation – 1.97%
Kirby †	258,100	22,532,130

NQ-021 [8/18] 10/18 (621296)     3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Transportation (continued)
Saia †	333,350	$26,417,988
Werner Enterprises	1,190,100	44,093,205
		93,043,323
Utilities – 2.47%
ALLETE	439,800	33,020,184
Black Hills	723,200	42,560,320
El Paso Electric	668,200	40,960,660
		116,541,164
Total Common Stock (cost $3,204,883,516)		4,601,403,706

Exchange-Traded Fund – 1.45%
iShares Russell 2000 Value ETF	500,000	68,435,000
Total Exchange-Traded Fund (cost $68,268,015)		68,435,000

	Principal amount°
Short-Term Investments – 1.72%
Repurchase Agreements – 1.72%
Bank of America Merrill Lynch
1.88%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $13,257,111 (collateralized by US
government obligations 1.875%–2.00%
7/31/22–6/30/24; market value $13,519,437)	13,254,342	13,254,342
Bank of Montreal
1.85%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $29,828,401 (collateralized by US
government obligations 0.00%–4.25%
10/31/18–2/15/48; market value $30,418,726)	29,822,271	29,822,271
BNP Paribas
1.93%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $38,547,651 (collateralized by US
government obligations 0.00%–4.75%
11/23/18–8/15/47; market value $39,310,174)	38,539,387	38,539,387
Total Short-Term Investments (cost $81,616,000)		81,616,000

Total Value of Securities – 100.44%
(cost $3,354,767,531)		4,751,454,706
Liabilities Net of Receivables and Other Assets – (0.44%)		(20,743,059)
Net Assets Applicable to 65,762,272 Shares Outstanding – 100.00%		$4,730,711,647

4     NQ-021 [8/18] 10/18 (621296)

(Unaudited)

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

Summary of abbreviations:
BDC – Business Development Corporation
ETF – Exchange-Traded Fund

See accompanying notes.

NQ-021 [8/18] 10/18 (621296)     5

Notes
Delaware Small Cap Value Fund	August 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware International Value Equity Fund (Fund). This Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ-021 [8/18] 10/18 (621296)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$4,601,403,706	$—	$4,601,403,706
Exchange-Traded Fund	68,435,000	—	68,435,000
Short-Term Investments	—	81,616,000	81,616,000
Total Value of Securities	$4,669,838,706	$81,616,000	$4,751,454,706

During the period ended Aug. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Aug. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

NQ-021 [8/18] 10/18 (621296)     7

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-021 [8/18] 10/18 (621296)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: